UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2007
                                                  -------------------
Check here if Amendment [x]; Amendment Number:           1
                                                  --------------
  This Amendment (Check only one.):   [x] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       MLT Management, LLC
Address:    767 Third Avenue, 16th Floor
            New York, NY  10017

Form 13F File Number:    28-11387
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     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel J. Barach
Title:    Manager
Phone:    (212) 421-2757

Signature, Place, and Date of Signing:

     /s/ Daniel J. Barach            New York, NY            08/07/07
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          [Signature]               [City, State]              [Date]

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total:       $134,950 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                               FORM 13F INFORMATION TABLE

          COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5     COLUMN 6     COLUMN 7           COLUMN 8
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                                                      VALUE    SHRS OR   SH/  PUT/ INVESTMENT    OTHER              VOTING
        NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT   PRN  CALL DISCRETION   MANAGERS          AUTHORITY
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                                                                                                               Sole    Shared  None
                                                                                                               ----    ------  ----
CELESTICA INC                   SUB VTG SHS  15101Q108  6,143    982,800  SH       Sole                         982,800
CHIQUITA BRANDS INTL INC        COM          170032809 13,651    720,000  SH       Sole                         720,000
DENDREON CORP                   COM          24823Q107  8,759  1,242,411  SH       Sole                       1,242,411
ECI TELECOM LTD                 ORD          268258100  7,320    800,000  SH       Sole                         800,000
ENZON PHARMACEUTICALS INC       COM          293904108  4,760    606,375  SH       Sole                         606,375
HUMAN GENOME SCIENCES INC       COM          444903108  6,244    700,000  SH       Sole                         700,000
INFOCUS CORP                    COM          45665B106  4,371  1,960,000  SH       Sole                       1,960,000
IRVINE SENSORS CORP             COM NEW      463664508  1,635  1,112,139  SH       Sole                       1,112,139
MELCO PBL ENTMNT LTD            ADR          585464100 10,573    841,825  SH       Sole                         841,825
MICROSOFT CORP                  COM          594918104 11,788    400,000  SH       Sole                         400,000
NORTEL NETWORKS CORP NEW        COM NEW      656568508  9,671    402,100  SH       Sole                         402,100
PEABODY ENERGY CORP             COM          704549104  7,257    150,000  SH       Sole                         150,000
PLANETOUT INC                   COM          727058109  1,202    871,000  SH       Sole                         871,000
SIRIUS SATELLITE RADIO INC      COM          82966U103 15,100  5,000,000  SH       Sole                       5,000,000
SOHU COM INC                    COM          83408W103  3,199    100,000  SH       Sole                         100,000
SONICWALL INC                   COM          835470105  4,700    547,194  SH       Sole                         547,194
THIRD WAVE TECHNOLOGIES INC     COM          88428W108 11,911  2,036,063  SH       Sole                       2,036,063
TOLLGRADE COMMUNICATIONS INC    COM          889542106  2,841    269,285  SH       Sole                         269,285
TUMBLEWEED COMMUNICATIONS CO    COM          899690101  3,825  1,511,691  SH       Sole                       1,511,691
